PHL VARIABLE INSURANCE COMPANY

Annual Report

to Contract Owners

December 31, 2018

PHL Variable Accumulation Account II

ANNUAL REPORT TO CONTRACT OWNERS

For the Year Ended December 31, 2018

PHL VARIABLE ACCUMULATION ACCOUNT II

Statement of Assets and Liabilities

For the Year Ended December 31, 2018

	SHARES	COST	VALUE

Assets*:
Investments in portfolio shares, at net asset value (Note 1):
ALPS Investors Variable Insurance Trust:
Morningstar ETF Asset Allocations:
Conservative ETF Portfolio	62,258.597	$650,854	$650,602
Growth ETF Portfolio	12,857.473	135,376	124,845
Income and Growth ETF Portfolio	2,533.824	23,518	24,604
Amundi Pioneer Asset Management:
Equity Income Portfolio	717.428	18,546	16,945
The Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	2,103.684	41,599	36,122
Dreyfus Stock Index Fund - Service	2,493.842	109,211	122,323
Fidelity Variable Insurance Products - Service:
Strategic Income Portfolio	2,500.011	28,102	26,625
Franklin Templeton Variable Insurance Products Trust:
Templeton Global Bond II Fund	2,673.219	42,628	44,991
Guggenheim Variable Insurance Funds:
Multi-Hedge Strategies Fund	1,211.219	29,392	28,548
Rydex Energy Fund	28.622	2,215	1,583
Invesco Variable Insurance Funds:
Government Money Market Fund	64,854.427	64,854	64,855
Janus Henderson VIT Funds - Service:
Balanced Portfolio	1,228.682	34,959	43,729
Lazard Retirement Series, Inc:
Emerging Markets Equity Portfolio	242.291	5,189	4,555
PIMCO Variable Insurance Trust - Administrative:
All Asset Portfolio	12,619.413	136,375	125,311
Short-Term Portfolio	6,252.608	64,197	64,340
PIMCO Variable Insurance Trust - Advisor:
CommodityRealReturn Strategy Portfolio	2,542.685	19,825	15,485
High Yield Portfolio	6,767.325	52,729	49,266
Real Return Portfolio	1,091.609	13,693	12,936
Total Return Portfolio	60,959.511	662,165	638,855
T. Rowe Price Equity Series, Inc.:
Blue Chip Growth Portfolio II	170.068	5,572	5,043
VanEck VIP Trust:
Emerging Markets Fund	458.377	6,656	5,468
Global Hard Assets Fund	650.159	13,063	10,643
Vanguard Variable Insurance Fund:
Balanced Portfolio	1,839.268	34,792	40,832
International Portfolio	4,598.017	98,573	106,399
Total Bond Market Index Portfolio	30,250.421	355,532	349,090
Total Stock Market Index Portfolio	5,469.045	183,406	187,369
Total Assets (Unaudited)			$2,801,364

Contract Owners’ Equity:
Accumulation units			$2,801,364
Total Contract Owners’ Equity (Unaudited)			$2,801,364

*Total assets approximates total investments and Contract Owners’ Equity as of December 31, 2018, for all subaccounts where policyholders were invested in at December 31, 2018, except for the subaccounts with total assets and Contract Owners’ Equity noted parenthetically, if applicable. For these subaccounts, total assets and Contract Owners’ Equity includes investments and the accounts receivable and/or accounts payable, respectively, as of December 31, 2018.

The accompanying notes are an integral part of these financial statements.
2

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Statements of Operations

For the Year Ended December 31, 2018

	ALPS INVESTORS VARIABLE INSURANCE TRUST (MORNING STAR ETF ASSET ALLOCATION SERIES)			AMUNDI PIONEER ASSET MANAGEMENT	DREYFUS INVESTMENT PORTFOLIOS

	CONSERVATIVE	GROWTH	INCOME AND GROWTH	EQUITY INCOME	SMALL CAP STOCK INDEX

Investment income:
Income dividends from investments in portfolio shares	$1,391	$12,789	$533	$214	$666
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	4,477	(73,078)	1,476	673	13,810
Net realized short-term capital gain distributions from investments in portfolio shares	353	4,944	197	-	864
Net realized long-term capital gain distributions from investments in portfolio shares	575	67,221	780	367	3,588
Net realized gain (loss) on investments in portfolio shares	5,405	(913)	2,454	1,040	18,262
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,800)	(94,650)	(4,096)	(2,236)	(18,449)
Net increase (decrease) in net assets from operations	$3,996	$(82,774)	$(1,109)	$(982)	$479

Statements of Changes in Net Assets
For the Year Ended December 31, 2018

	ALPS INVESTORS VARIABLE INSURANCE TRUST (MORNING STAR ETF ASSET ALLOCATION SERIES)			AMUNDI PIONEER ASSET MANAGEMENT	DREYFUS INVESTMENT PORTFOLIOS

	CONSERVATIVE	GROWTH	INCOME AND GROWTH	EQUITY INCOME	SMALL CAP STOCK INDEX

Changes from operations:
Investment income	$1,391	$12,789	$533	$214	$666
Net realized gain (loss) on investments in portfolio shares	5,405	(913)	2,454	1,040	18,262
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(2,800)	(94,650)	(4,096)	(2,236)	(18,449)
Net increase (decrease) in net assets from operations	3,996	(82,774)	(1,109)	(982)	479
Changes from contract owners’ transactions:
Contract redemptions	(14,096)	(70,115)	(5,054)	-	(28)
Net transfers	594,997	(594,998)	-	5,306	(24,029)
Net increase (decrease) in net assets from contract owners’ transactions	580,901	(665,113)	(5,054)	5,306	(24,057)
Net increase (decrease) in net assets	584,897	(747,887)	(6,163)	4,324	(23,578)
Net assets, beginning of period	65,705	872,732	30,767	12,621	59,700
Net assets, end of period	$650,602	$124,845	$24,604	$16,945	$36,122

*See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.
4

DREYFUS INVESTMENT PORTFOLIOS (continued)	FIDELITY VARIABLE INSURANCE PRODUCTS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	GUGGENHEIM VARIABLE INSURANCE FUNDS		INVESCO VARIABLE INSURANCE FUNDS	JANUS HENDERSON VIT SERIES	LAZARD RETIREMENT SERIES	PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE

DREYFUS STOCK INDEX	STRATEGIC INCOME	TEMPLETON GLOBAL BOND II FUND	MULTI HEDGE STRATEGIES	RYDEX ENERGY	GOVERNMENT MONEY MARKET	BALANCED(a)*	EMERGING MARKETS EQUITY	ALL ASSET

$2,381	$974	$-	$-	$49	$652	$805	$97	$4,206

29,052	174	254	(61)	(1,055)	-	-	(1)	(243)

252	56	-	-	-	-	-	-	-

3,752	-	-	-	-	-	1,161	-	-
33,056	230	254	(61)	(1,055)	-	1,161	(1)	(243)

(35,183)	(2,168)	650	(1,476)	(774)	-	(1,778)	(1,135)	(11,197)
$254	$(964)	$904	$(1,537)	$(1,780)	$652	$188	$(1,039)	$(7,234)

DREYFUS INVESTMENT PORTFOLIOS (continued)	FIDELITY VARIABLE INSURANCE PRODUCTS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	GUGGENHEIM VARIABLE INSURANCE FUNDS		INVESCO VARIABLE INSURANCE FUNDS	JANUS HENDERSON VIT SERIES	LAZARD RETIREMENT SERIES	PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE

DREYFUS STOCK INDEX	STRATEGIC INCOME	TEMPLETON GLOBAL BOND II FUND	MULTI HEDGE STRATEGIES F	RYDEX ENERGY	GOVERNMENT MONEY MARKET	BALANCED(a)*	EMERGING MARKETS EQUITY	ALL ASSET

$2,381	$974	$-	$-	$49	$652	$805	$97	$4,206
33,056	230	254	(61)	(1,055)	-	1,161	(1)	(243)

(35,183)	(2,168)	650	(1,476)	(774)	-	(1,778)	(1,135)	(11,197)
254	(964)	904	(1,537)	(1,780)	652	188	(1,039)	(7,234)

(91)	(998)	(1,629)	(44)	-	(7,053)	-	(10)	(109)
(120,936)	(9,170)	(827)	414	441	28,965	-	-	147

(121,027)	(10,168)	(2,456)	370	441	21,912	-	(10)	38
(120,773)	(11,132)	(1,552)	(1,167)	(1,339)	22,564	188	(1,049)	(7,196)
243,096	37,757	46,543	29,715	2,922	42,291	43,541	5,604	132,507
$122,323	$26,625	$44,991	$28,548	$1,583	$64,855	$43,729	$4,555	$125,311

Statements of Operations – Continued

For the Year Ended December 31, 2018

	PIMCO VARIABLE INSURANCE TRUST – ADMINISTRATIVE (continued)	PIMCO VARIABLE INSURANCE TRUST – ADVISOR
	SHORT- TERM	COMMODITY- REALRETURN STRATEGY	HIGH YIELD	REAL RETURN	TOTAL RETURN
Investment income:
Income dividends from investments in portfolio shares	$1,199	$338	$2,600	$310	$15,680
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	-	(696)	(159)	(2)	(1,415)
Net realized short-term capital gain distributions from investments in portfolio shares	-	-	-	-	7,700
Net realized long-term capital gain distributions from investments in portfolio shares	81	-	-	-	-
Net realized gain (loss) on investments in portfolio shares	81	(696)	(159)	(2)	6,285
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(468)	(2,164)	(3,828)	(614)	(26,237)
Net increase (decrease) in net assets from operations	$812	$(2,522)	$(1,387)	$(306)	$(4,272)

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2018

	PIMCO VARIABLE INSURANCE TRUST – ADMINISTRATIVE (continued)	PIMCO VARIABLE INSURANCE TRUST – ADVISOR
	SHORT- TERM	COMMODITY- REALRETURN STRATEGY	HIGH YIELD	REAL RETURN	TOTAL RETURN
Changes from operations:
Investment income	$1,199	$338	$2,600	$310	$15,680
Net realized gain (loss) on investments in portfolio shares	81	(696)	(159)	(2)	6,285
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	(468)	(2,164)	(3,828)	(614)	(26,237)
Net increase (decrease) in net assets from operations	812	(2,522)	(1,387)	(306)	(4,272)
Changes from contract owners’ transactions:
Contract redemptions	(28)	(24)	(732)	(26)	(15,246)
Net transfers	14,023	331	(1,000)	-	(3,692)
Net increase (decrease) in net assets from contract owners’ transactions	13,995	307	(1,732)	(26)	(18,938)
Net increase (decrease) in net assets	14,807	(2,215)	(3,119)	(332)	(23,210)
Net assets, beginning of period	49,533	17,700	52,385	13,268	662,065
Net assets, end of period	$64,340	$15,485	$49,266	$12,936	$638,855

The accompanying notes are an integral part of these financial statements.
6

T. ROWE PRICE EQUITY SERIES	VANECK VIP TRUST		VANGUARD VARIABLE INSURANCE FUNDS
BLUE CHIP GROWTH II	EMERGING MARKETS	GLOBAL HARD ASSETS	BALANCED	INTERNATIONAL	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	TOTAL (Unaudited)

$-	$52	$-	$993	$923	$5,821	$3,133	$55,806

8,324	684	9	-	1,117	(9)	3,005	(13,663)

-	-	-	195	591	-	100	15,252

171	-	-	1,900	2,498	493	7,910	90,497
8,495	684	9	2,095	4,206	484	11,015	92,086

(6,787)	(5,046)	(3,191)	(4,529)	(19,885)	(4,800)	(23,811)	(276,652)
$1,708	$(4,310)	$(3,182)	$(1,441)	$(14,756)	$1,505	$(9,663)	$(128,760)

T. ROWE PRICE EQUITY SERIES	VANECK VIP TRUST		VANGUARD VARIABLE INSURANCE FUNDS

BLUE CHIP GROWTH II	EMERGING MARKETS	GLOBAL HARD ASSETS	BALANCED	INTERNATIONAL	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	TOTAL (Unaudited)

$-	$52	$-	$993	$923	$5,821	$3,133	$55,806
8,495	684	9	2,095	4,206	484	11,015	92,086

(6,787)	(5,046)	(3,191)	(4,529)	(19,885)	(4,800)	(23,811)	(276,652)
1,708	(4,310)	(3,182)	(1,441)	(14,756)	1,505	(9,663)	(128,760)

-	(12)	-	-	(546)	(322)	(1,478)	(117,641)
(23,107)	(9,875)	5,952	-	2,812	139,813	(5,570)	(3)

(23,107)	(9,887)	5,952	-	2,266	139,491	(7,048)	(117,644)
(21,399)	(14,197)	2,770	(1,441)	(12,490)	140,996	(16,711)	(246,404)
26,442	19,665	7,873	42,273	118,889	208,094	204,080	3,047,768
$5,043	$5,468	$10,643	$40,832	$106,399	$349,090	$187,369	$2,801,364

7

Statements of Operations

For the Year Ended December 31, 2017

	ALPS INVESTORS VARIABLE INSURANCE TRUST (MORNINGSTAR ETF ASSET ALLOCATION SERIES)			AMUNDI PIONEER ASSET MANAGEMENT (a)*	DREYFUS INVESTMENT PORTFOLIOS
	CONSERVATIVE	GROWTH	INCOME AND GROWTH	EQUITY INCOME	SMALL CAP STOCK INDEX
Investment income:
Income dividends from investments in portfolio shares	$1,148	$11,251	$525	$243	$457
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	22	5,033	1,763	569	1,747
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	6	88
Net realized long-term capital gain distributions from investments in portfolio shares	313	43,853	1,389	1,526	2,893
Net realized gain (loss) on investments in portfolio shares	335	48,886	3,152	2,101	4,728
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,375	74,453	(544)	(91)	2,280
Net increase (decrease) in net assets from operations	$3,858	$134,590	$3,133	$2,253	$7,465

Statements of Changes in Net Assets

For the Year Ended December 31, 2017

	ALPS INVESTORS VARIABLE INSURANCE TRUST (MORNINGSTAR ETF ASSET ALLOCATION SERIES)			AMUNDI PIONEER ASSET MANAGEMENT (a)*	DREYFUS INVESTMENT PORTFOLIOS
CONSERVATIVE		GROWTH	INCOME AND GROWTH	EQUITY INCOME	SMALL CAP STOCK INDEX
Changes from operations:
Investment income	$1,148	$11,251	$525	$243	$457
Net realized gain (loss) on investments in portfolio shares	335	48,886	3,152	2,101	4,728
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	2,375	74,453	(544)	(91)	2,280
Net increase (decrease) in net assets from operations	3,858	134,590	3,133	2,253	7,465
Changes from contract owners transactions:
Contract redemptions	(815)	(75,742)	(5,526)	(542)	(47)
Net transfers	—	—	—	(7,132)	(14,719)
Net increase (decrease) in net assets from contract owners’ transactions	(815)	(75,742)	(5,526)	(7,674)	(14,766)
Net increase (decrease) in net assets	3,043	58,848	(2,393)	(5,421)	(7,301)
Net assets, beginning of period	62,662	813,884	33,160	18,042	67,001
Net assets, end of period	$65,705	$872,732	$30,767	$12,621	$59,700

* See Footnote 6 for details.

The accompanying notes are an integral part of these financial statements.
8

DREYFUS INVESTMENT PORTFOLIOS (continued)	FIDELITY VARIABLE INSURANCE PRODUCTS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	GUGGENHEIM VARIABLE INSURANCE FUNDS		INVESCO VARIABLE INSURANCE FUNDS	JANUS HENDERSON VIT FUNDS - SERVICE (b)*	LAZARD RETIREMENT SERIES	PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE

DREYFUS STOCK INDEX	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	MULTI HEDGE STRATEGIES	RYDEX ENERGY	GOVERNMENT MONEY MARKET	BALANCED	EMERGING MARKETS EQUITY	ALL ASSET

$3,326	$1,109	$—	$—	$—	$212	$562	$91	$5,694

6,509	34	96	(169)	—	—	—	(1)	(11)

191	192	—	—	—	—	—	—	—

5,284	—	151	—	—	—	77	—	—
11,984	226	247	(169)	—	—	77	(1)	(11)

30,223	720	136	1,163	(112)	—	6,045	1,131	5,952
$45,533	$2,055	$383	$994	$(112)	$212	$6,684	$1,221	$11,635

DREYFUS INVESTMENT PORTFOLIOS (continued)	FIDELITY VARIABLE INSURANCE PRODUCTS	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	GUGGENHEIM VARIABLE INSURANCE FUNDS		INVESCO VARIABLE INSURANCE FUNDS	JANUS HENDERSON VIT FUNDS - SERVICE (b)*	LAZARD RETIREMENT SERIES	PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE

DREYFUS STOCK INDEX	STRATEGIC INCOME	TEMPLETON GLOBAL BOND	MULTI HEDGE STRATEGIES	RYDEX ENERGY	GOVERNMENT MONEY MARKET	BALANCED	EMERGING MARKETS EQUITY	ALL ASSET

$3,326	$1,109	$—	$—	$—	$212	$562	$91	$5,694
11,984	226	247	(169)	—	—	77	(1)	(11)

30,223	720	136	1,163	(112)	—	6,045	1,131	5,952
45,533	2,055	383	994	(112)	212	6,684	1,221	11,635

(146)	(730)	(1,198)	(32)	—	(6,187)	—	(10)	(69)
(41,641)	18,535	16,884	7,369	594	(416)	—	—	64,450

(41,787)	17,805	15,686	7,337	594	(6,603)	—	(10)	64,381
3,746	19,860	16,069	8,331	482	(6,391)	6,684	1,211	76,016
239,350	17,897	30,474	21,384	2,440	48,682	36,857	4,393	56,491
$243,096	$37,757	$46,543	$29,715	$2,922	$42,291	$43,541	$5,604	$132,507

9

Statements of Operations – Continued

For the Year Ended December 31, 2017

	PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE (continued)	PIMCO VARIABLE INSURANCE TRUST - ADVISOR

	SHORT- TERM	COMMODITY- REALRETURN STRATEGY	HIGH YIELD	REAL RETURN	TOTAL RETURN
Investment income:
Income dividends from investments in portfolio shares	$837	$1,468	$2,374	$945	$13,900
Net realized gains (losses) on investments in portfolio shares:
Net realized gains (losses) on sales of investments in portfolio shares	12	(1,534)	(331)	(12,885)	(6,704)
Net realized short-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized long-term capital gain distributions from investments in portfolio shares	—	—	—	—	—
Net realized gain (loss) on investments in portfolio shares	12	(1,534)	(331)	(12,885)	(6,704)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	322	1,107	1,010	13,491	28,081
Net increase (decrease) in net assets from operations	$1,171	$1,041	$3,053	$1,551	$35,277

Statements of Changes in Net Assets – Continued
For the Year Ended December 31, 2017

	PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE (continued)	PIMCO VARIABLE INSURANCE TRUST - ADVISOR

	SHORT- TERM	COMMODITY- REALRETURN STRATEGY	HIGH YIELD	REAL RETURN	TOTAL RETURN
Changes from operations:
Investment income	$837	$1,468	$2,374	$945	$13,900
Net realized gain (loss) on investments in portfolio shares	12	(1,534)	(331)	(12,885)	(6,704)
Net change in unrealized appreciation (depreciation) of investments in portfolio shares	322	1,107	1,010	13,491	28,081
Net increase (decrease) in net assets from operations	1,171	1,041	3,053	1,551	35,277
Changes from contract owners transactions:
Contract redemptions	(40)	(15)	(529)	(44)	(14,481)
Net transfers	(155)	9,312	(3,195)	(64,054)	(161,505)
Net increase (decrease) in net assets from contract owners’ transactions	(195)	9,297	(3,724)	(64,098)	(175,986)
Net increase (decrease) in net assets	976	10,338	(671)	(62,547)	(140,709)
Net assets, beginning of period	48,557	7,362	53,056	75,815	802,774
Net assets, end of period	$49,533	$17,700	$52,385	$13,268	$662,065

The accompanying notes are an integral part of these financial statements.
10

T. ROWE PRICE EQUITY SERIES	VANECK VIP TRUST		VANGUARD VARIABLE INSURANCE FUNDS
BLUE CHIP GROWTH II	EMERGING MARKETS	GLOBAL HARD ASSETS	BALANCED	INTERNATIONAL	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	TOTAL (Unaudited)

$—	$41	$—	$907	$722	$4,838	$2,275	$52,925

187	(25)	—	—	795	(3)	2,232	(2,664)

—	—	—	120	—	108	12	717

313	—	—	1,309	441	544	6,187	64,280
500	(25)	—	1,429	1,236	649	8,431	62,333

5,635	5,013	(158)	3,087	25,478	1,243	18,241	226,281
$6,135	$5,029	$(158)	$5,423	$27,436	$6,730	$28,947	$341,539

T. ROWE PRICE EQUITY SERIES	VANECK VIP TRUST		VANGUARD VARIABLE INSURANCE FUNDS
BLUE CHIP GROWTH II	EMERGING MARKETS	GLOBAL HARD ASSETS	BALANCED	INTERNATIONAL	TOTAL BOND MARKET INDEX	TOTAL STOCK MARKET INDEX	TOTAL (Unaudited)

$—	$41	$—	$907	$722	$4,838	$2,275	$52,925
500	(25)	—	1,429	1,236	649	8,431	62,333

5,635	5,013	(158)	3,087	25,478	1,243	18,241	226,281
6,135	5,029	(158)	5,423	27,436	6,730	28,947	341,539

(302)	(18)	—	—	(462)	(193)	(1,601)	(108,729)
3,594	6,610	—	—	47,924	29,639	87,906	—

3,292	6,592	—	—	47,462	29,446	86,305	(108,729)
9,427	11,621	(158)	5,423	74,898	36,176	115,252	232,810
17,015	8,044	8,031	36,850	43,991	171,918	88,828	2,814,958
$26,442	$19,665	$7,873	$42,273	$118,889	$208,094	$204,080	$3,047,768

11

Notes to Financial Statements

Years Ended December 31, 2018 and 2017

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The PHL Variable Accumulation Account II (“Account”) is a separate investment account of PHL Variable Insurance Company (“Company”, “PHL”). The Company is a Connecticut stock life insurance company and is a wholly-owned subsidiary of PHL Delaware, LLC (“PHL Delaware”), whose ultimate parent is Nassau Insurance Group Holdings L.P. (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain.

On December 31, 2018, PHL was sold by The Nassau Companies of New York (“NCNY”) to its parent, Nassau, who contributed PHL to its wholly owned subsidiary, PHL Delaware.

Nassau, formerly known as Nassau Reinsurance Group Holdings L.P., changed its name effective October 5, 2018. NCNY, formerly known as The Phoenix Companies, Inc. changed its name effective November 13, 2018.

The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established October 25, 2007 and commenced operations on April 7, 2008. The Account is used as a funding vehicle for an individual variable annuity contract, Phoenix Portfolio Advisor, issued by the Company and the contract is registered under the Securities Act of 1933. The operations of the Account are included in the operations of the Company pursuant to the provisions of the Connecticut Insurance Code. The Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. Effective May 1, 2010, the Account was no longer offered.

(b)	The Contracts

The following investment options are available as of December 31, 2018:

ALPS VARIABLE INVESTMENT TRUST

Morningstar Conservative ETF Asset Allocation Portfolio

Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Income and Growth ETF Asset Allocation Portfolio

AMUNDI PIONEER VARIABLE CONTRACTS TRUST

Equity Income Portfolio II

DREYFUS INVESTMENT PORTFOLIOS – Service

Small Cap Stock Index Portfolio

DREYFUS STOCK INDEX PORTFOLIO

FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class 2

Strategic Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – Class 2

Templeton Global Bond II Fund

GUGGENHEIM VARIABLE INSURANCE FUNDS

Multi-Hedge Strategies Fund

Rydex Energy Fund

INVESCO VARIABLE INSURANCE FUNDS – Class I

Government Money Market Fund

JANUS HENDERSON VIT FUNDS – Service

Balanced Portfolio

LAZARD RETIREMENT SERIES, INC.

Emerging Markets Equity Portfolio

PIMCO VARIABLE INSURANCE TRUST – Administrative

All Asset Portfolio

Short-Term Portfolio

PIMCO VARIABLE INSURANCE TRUST – Advisor

CommodityRealReturn Strategy Portfolio

High Yield Portfolio

Real Return Bond Portfolio

Total Return Portfolio

T. ROWE PRICE EQUITY SERIES, INC.

Blue Chip Growth Portfolio II

VANECK VIP INSURANCE TRUST

Emerging Markets Fund – Initial Class

Global Hard Assets Fund – Class S

VANGUARD VARIABLE INSURANCE FUND

Balanced Portfolio

International Portfolio

Total Bond Market Index Portfolio

Total Stock Market Index Portfolio

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchases payments for fixed dollar benefits, the latter being include in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts as instructed by the contract owner. Shares of the sub-accounts are purchases at the net asset value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual fund shares are valued at closing net asset value per share of the respective portfolios at the end of

12

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

each New York Stock Exchange business day. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Investment share transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal. The Account is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2015.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (GAAP) may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

At each financial reporting date, the separate account financials statements include an aggregate amount of net assets allocated to future contract benefits for the contract in the payout (annuitization) period. The payout (annuitization) period beings when amounts accumulated under the contract (the contract value) are applied according the payment method selected by the contract owner.

(g)	Recently Issued Accounting Standards

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-13, Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h)	Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i)	Breakage

Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in an expense of $8 for the year ended December 31, 2018 and income of $21 for the year ended December 31, 2017.

(2)	Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios,

such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The Company deducts a monthly subscription charge of $20.00 to issue and administer each contract. These fees were $5,760 and $5,760 for the years ended December 31, 2018 and December 31, 2017, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

The Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $1,150 and $1,200 for the years ended December 31, 2018 and December 31, 2017, respectively.

The Company also deducts a guaranteed minimum withdrawal benefit fee if this optional benefit is selected. These fees were $10,300 and $10,266 for the years ended December 31, 2018 and December 31, 2017, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

(3)	Financial Instruments and Fair Value

FASB ASC 820, Fair Value Measurement, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique for the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable input and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lower priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instruments in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 –

Unadjusted quoted prices accessible in active markets and mutual funds where the value per share is determined and published and is the basis for current transaction for identical assets or liabilities at the measurement date.

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

• Level 2 –	Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation of other means.
• Level 3 –

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation input.

The Account recognized transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and any other levels as of December 31, 2018.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2018:

Fair Vale Measurements Using
	Total as of 12/31/2018	Level 1	Level 2	Level 3
Separate Account Investments	$2,801,364	$2,801,364	$—	$—

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2018 are:

Description	Cost of Purchases	Proceeds from Sales
ALPS Conservative ETF Asset Allocation I	$1,902,279	$1,319,059
ALPS Growth ETF Asset Allocation II	1,389,893	1,970,049
ALPS Income and Growth ETF Asset Alloc II	1,511	5,054
Dreyfus Small Cap Stock Index Fund – Serv	32,934	51,874
Dreyfus Stock Index – Serv	7,309	121,951
Fidelity VIP Strategic Income – Serv II	1,208	10,347
Franklin Templeton Global Bond II Fund	689	3,145
Guggenheim Multi-Hedge Strategies	1,711	1,340
Guggenheim Rydex Energy	7,557	7,066
Invesco V.I. Money Market I	31,141	8,576
Janus Henderson VIT Balanced – Service	1,966	-
Lazard Retirement Emerging Markets	97	10
PIMCO VIT All Asset – Admin	6,629	2,384
PIMCO VIT CommodityRealReturn Strat – Adv	1,276	632
PIMCO VIT High Yield – Advisor	3,552	2,684
PIMCO VIT Real Return – Advisor	310	26
PIMCO VIT Short-Term – Admin	15,304	30
PIMCO VIT Total Return – Advisor	31,462	27,019
Pioneer Equity Income VCT Class II	17,690	11,803
T. Rowe Price Blue Chip Growth II	3,730	26,666
Van Eck VIP Emerging Markets	2,843	12,680
Van Eck VIP Global Hard Assets Class S	6,246	293
Vanguard VIF Balanced	3,088	-
Vanguard VIF International	9,500	3,222
Vanguard VIF Total Bond Market Index	145,979	172
Vanguard VIF Total Stock Market Index	18,146	14,050
	$3,644,050	$3,600,134
(4)	Financial Highlights

The following tabular presentation is a summary of units, unit values, contract owners’ equity outstanding and contract expense rates, investment income ratios and total returns for each of the periods in the five-year period ended December 31, 2018 for each fund in the Account.

The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

The contract expense rates consist of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	CONTRACT OWNERS’ EQUITY (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	CONTRACT EXPENSE RATES

ALPS Variable Investment Trust:
Morningstar ETF Asset Allocation:
Conservative Portfolio
December 31, 2018	493	$1.32	$651	–2.22%	0.70%	N/A
December 31, 2017	49	1.35	66	6.30%	1.78%	N/A
December 31, 2016	49	1.27	63	4.10%	0.42%	N/A
December 31, 2015	603	1.22	734	–0.81%	0.42%	N/A
December 31, 2014	51	1.23	62	2.50%	1.03%	N/A
Growth Portfolio
December 31, 2018	81	1.55	125	–7.74%	1.86%	N/A
December 31, 2017	519	1.68	873	17.48%	1.33%	N/A
December 31, 2016	568	1.43	814	9.16%	1.80%	N/A
December 31, 2015	105	1.31	137	–2.24%	1.39%	N/A
December 31, 2014	682	1.34	915	4.69%	1.01%	N/A
Income and Growth Portfolio
December 31, 2018	17	1.41	25	–4.08%	1.85%	N/A
December 31, 2017	21	1.47	31	9.70%	1.60%	N/A
December 31, 2016	25	1.34	33	6.35%	1.56%	N/A
December 31, 2015	29	1.26	36	–1.56%	1.37%	N/A
December 31, 2014	33	1.28	42	3.23%	1.06%	N/A
Amundi Pioneer Variable Contracts Trust:
Equity Income Portfolio
December 31, 2018	8	2.08	17	–8.77%	2.62%	N/A
December 31, 2017	6	2.28	13	15.15%	1.42%	N/A
December 31, 2016	9	1.98	18	20.00%	1.76%	N/A
December 31, 2015	11	1.65	19	0.00%	1.87%	N/A
December 31, 2014	11	1.65	19	13.01%	2.64%	N/A
The Dreyfus Investment Portfolios – Service
Small Cap Stock Index Portfolio
December 31, 2018	15	2.45	36	–9.26%	1.00%	N/A
December 31, 2017	22	2.70	60	12.50%	0.69%	N/A
December 31, 2016	28	2.40	67	25.65%	1.13%	N/A
December 31, 2015	59	1.91	113	–2.05%	0.72%	N/A
December 31, 2014	59	1.95	116	4.84%	0.61%	N/A
Dreyfus Stock Index Fund – Service
December 31, 2018	56	2.19	122	–4.78%	1.38%	N/A
December 31, 2017	105	2.30	243	21.05%	1.43%	N/A
December 31, 2016	126	1.90	239	11.11%	2.13%	N/A
December 31, 2015	9	1.71	16	1.18%	1.50%	N/A
December 31, 2014	23	1.69	39	12.67%	1.60%	N/A
Fidelity Variable Insurance Products – Service:
Strategic Income Portfolio
December 31, 2018	16	1.66	27	–2.92%	2.74%	N/A
December 31, 2017	22	1.71	38	7.55%	3.63%	N/A
December 31, 2016	11	1.59	18	8.16%	2.27%	N/A
December 31, 2015	27	1.47	40	–2.00%	2.88%	N/A
December 31, 2014	18	1.50	28	3.45%	2.14%	N/A
Franklin Templeton Variable Insurance Products Trust:
Templeton Global Bond II Fund
December 31, 2018	27	1.65	45	1.85%	0.00%	N/A
December 31, 2017	29	1.62	47	1.89%	0.00%	N/A
December 31, 2016	19	1.59	30	3.25%	0.00%	N/A
December 31, 2015	22	1.54	34	–4.35%	8.30%	N/A
December 31, 2014	17	1.61	28	1.90%	4.08%	N/A

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	CONTRACT OWNERS’ EQUITY (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	CONTRACT EXPENSE RATES

Guggenheim Variable Insurance Funds:
Multi–Hedge Strategies Fund
December 31, 2018	29	$0.98	$29	–4.85%	0.00%	N/A
December 31, 2017	29	1.03	30	4.04%	0.00%	N/A
December 31, 2016	22	0.99	21	–1.00%	0.07%	N/A
December 31, 2015	50	1.00	50	2.04%	0.79%	N/A
December 31, 2014	22	0.98	21	4.26%	0.00%	N/A
Rydex Energy Fund
December 31, 2018	3	0.57	2	–25.00%	0.66%	N/A
December 31, 2017	4	0.76	3	–6.17%	0.00%	N/A
December 31, 2016	3	0.81	2	30.65%	1.37%	N/A
December 31, 2015	74	0.62	46	–29.55%	0.42%	N/A
December 31, 2014	75	0.88	66	–19.27%	0.22%	N/A
Invesco Variable Insurance Funds:
Government Money Market Fund
December 31, 2018	6	10.23	65	1.59%	1.56%	N/A
December 31, 2017	4	10.07	42	0.50%	0.56%	N/A
December 31, 2016	5	10.02	49	0.10%	0.07%	N/A
December 31, 2015	14	10.01	141	0.00%	0.01%	N/A
December 31, 2014	50	10.01	497	0.00%	0.01%	N/A
Janus Henderson VIT – Service:
Balanced Portfolio
December 31, 2018	21	2.11	44	0.48%	1.79%	N/A
December 31, 2017	21	2.10	44	17.98%	1.40%	N/A
December 31, 2016	21	1.78	37	4.09%	1.96%	N/A
December 31, 2015	21	1.71	35	0.59%	1.64%	N/A
December 31, 2014	21	1.70	35	8.28%	1.50%	N/A
Lazard Retirement Series, Inc.:
Emerging Markets Equity Portfolio
December 31, 2018	4	1.04	5	–18.75%	1.89%	N/A
December 31, 2017	4	1.28	6	28.00%	1.80%	N/A
December 31, 2016	4	1.00	4	20.48%	0.49%	N/A
December 31, 2015	38	0.83	31	–20.19%	1.07%	N/A
December 31, 2014	44	1.04	45	–4.59%	2.59%	N/A
PIMCO Variable Insurance Trust: Administrative:
All Asset Portfolio
December 31, 2018	84	1.50	125	–5.06%	3.21%	N/A
December 31, 2017	84	1.58	133	12.86%	5.90%	N/A
December 31, 2016	40	1.40	56	12.90%	2.68%	N/A
December 31, 2015	40	1.24	50	–8.82%	3.39%	N/A
December 31, 2014	40	1.36	55	0.74%	4.84%	N/A
Short–Term Portfolio
December 31, 2018	52	1.23	64	1.65%	2.19%	N/A
December 31, 2017	41	1.21	50	1.68%	1.70%	N/A
December 31, 2016	41	1.19	49	2.59%	1.58%	N/A
December 31, 2015	35	1.16	40	0.87%	0.95%	N/A
December 31, 2014	35	1.15	40	0.88%	0.70%	N/A
PIMCO Variable Insurance Trust: Advisor:
CommodityRealReturn Strategy Portfolio
December 31, 2018	36	0.43	15	–15.69%	1.96%	N/A
December 31, 2017	35	0.51	18	2.00%	12.23%	N/A
December 31, 2016	15	0.50	7	16.28%	1.01%	N/A
December 31, 2015	15	0.43	6	–25.86%	4.25%	N/A
December 31, 2014	11	0.58	6	–18.31%	0.27%	N/A

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	CONTRACT OWNERS’ EQUITY (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	CONTRACT EXPENSE RATES

PIMCO Variable Insurance Trust: Advisor: (continued)
High Yield Portfolio
December 31, 2018	27	$1.83	$49	–2.66%	5.00%	N/A
December 31, 2017	28	1.88	52	6.21%	4.78%	N/A
December 31, 2016	30	1.77	53	12.74%	5.13%	N/A
December 31, 2015	24	1.57	37	–1.88%	5.10%	N/A
December 31, 2014	28	1.60	45	3.23%	5.10%	N/A
Real Return Portfolio
December 31, 2018	10	1.34	13	–2.19%	2.37%	N/A
December 31, 2017	10	1.37	13	3.79%	2.32%	N/A
December 31, 2016	57	1.32	76	4.76%	2.17%	N/A
December 31, 2015	58	1.26	73	–2.33%	4.10%	N/A
December 31, 2014	57	1.29	73	3.20%	1.31%	N/A
Total Return Portfolio
December 31, 2018	411	1.55	639	–0.64%	2.45%	N/A
December 31, 2017	423	1.56	662	4.70%	1.92%	N/A
December 31, 2016	538	1.49	803	2.76%	1.99%	N/A
December 31, 2015	706	1.45	1,026	0.00%	4.67%	N/A
December 31, 2014	729	1.45	1,057	4.32%	2.00%	N/A
T. Rowe Price Equity Series, Inc:
Blue Chip Growth Portfolio
December 31, 2018	2	2.93	5	1.74%	0.00%	N/A
December 31, 2017	9	2.88	26	35.85%	0.00%	N/A
December 31, 2016	8	2.12	17	0.47%	0.00%	N/A
December 31, 2015	30	2.11	64	10.47%	0.00%	N/A
December 31, 2014	54	1.91	103	9.14%	0.00%	N/A
VanEck VIP Insurance Trust:
Emerging Markets Fund
December 31, 2018	5	1.21	5	–23.42%	0.30%	N/A
December 31, 2017	12	1.58	20	51.92%	0.31%	N/A
December 31, 2016	8	1.04	8	0.00%	0.37%	N/A
December 31, 2015	5	1.04	5	–14.05%	0.54%	N/A
December 31, 2014	5	1.21	6	–0.82%	0.49%	N/A
Global Hard Assets Fund
December 31, 2018	20	0.54	11	–28.00%	0.00%	N/A
December 31, 2017	10	0.75	8	–2.60%	0.00%	N/A
December 31, 2016	10	0.77	8	45.28%	0.26%	N/A
December 31, 2015	10	0.53	6	–34.57%	0.03%	N/A
December 31, 2014	10	0.81	8	–19.00%	0.00%	N/A
Vanguard Variable Insurance Fund:
Balanced Portfolio
December 31, 2018	20	2.03	41	–3.33%	2.34%	N/A
December 31, 2017	20	2.10	42	14.75%	2.31%	N/A
December 31, 2016	20	1.83	37	10.91%	2.48%	N/A
December 31, 2015	20	1.65	33	0.00%	2.36%	N/A
December 31, 2014	20	1.65	33	10.00%	2.18%	N/A
International Portfolio
December 31, 2018	75	1.43	106	–12.27%	0.78%	N/A
December 31, 2017	73	1.63	119	42.98%	0.82%	N/A
December 31, 2016	38	1.14	44	1.79%	1.28%	N/A
December 31, 2015	3	1.12	4	–0.88%	1.69%	N/A
December 31, 2014	8	1.13	9	–6.61%	1.43%	N/A

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

FUND DESCRIPTION	UNITS (000s)	UNIT VALUES	CONTRACT OWNERS’ EQUITY (000s)	TOTAL RETURN	INVESTMENT INCOME RATIO	CONTRACT EXPENSE RATES

Vanguard Variable Insurance Fund: (continued)
Total Bond Market Index Portfolio
December 31, 2018	243	$1.43	$349	–0.69%	2.04%	N/A
December 31, 2017	145	1.44	208	3.60%	2.41%	N/A
December 31, 2016	124	1.39	172	2.96%	2.35%	N/A
December 31, 2015	19	1.35	26	0.00%	2.24%	N/A
December 31, 2014	19	1.35	26	5.47%	0.00%	N/A
Total Stock Market Index Portfolio
December 31, 2018	83	2.25	187	–5.46%	1.54%	N/A
December 31, 2017	86	2.38	204	20.81%	1.47%	N/A
December 31, 2016	45	1.97	89	12.57%	1.17%	N/A
December 31, 2015	48	1.75	83	0.57%	1.26%	N/A
December 31, 2014	60	1.74	104	12.26%	1.36%	N/A

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

(5)	Unit Progression

The change in units outstanding for the year ended December 31, 2018 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR

ALPS INVESTORS VARIABLE INSURANCE TRUST:
Conservative ETF Asset Allocation II		48,592.5	1,435,883.3	(991,652.6)	492,823.2
Growth ETF Asset Allocation II		518,807.0	786,526.7	(1,224,629.6)	80,704.1
Income and Growth ETF Asset Allocation II		20,901.3	–	(3,444.8)	17,456.5
AMUNDI PIONEER VARIABLE CONTRACTS TRUST:
Equity Income VCT II		5,543.4	14,859.7	(12,245.0)	8,158.1
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		22,150.1	12,370.5	(19,797.3)	14,723.3
DREYFUS STOCK INDEX FUND:		105,479.8	3,118.0	(52,814.3)	55,783.5
FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II
Strategic Income		22,074.3	4,632.3	(10,688.7)	16,017.9
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Templeton Global Bond II Fund		28,783.2	1,343.6	(2,832.5)	27,294.3
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Multi-Hedge Strategies		28,889.2	2,898.2	(2,548.6)	29,238.8
Rydex Energy		3,848.5	20,286.6	(21,336.8)	2,798.3
INVESCO VARIABLE INSURANCE FUNDS:
Government Money Market I		4,197.9	5,442.3	(3,300.8)	6,339.4
JANUS HENDERSON VIT – Service
Balanced	a	20,718.2	–	–	20,718.2
LAZARD RETIREMENT SERIES:
Emerging Markets Equity		4,379.6	–	(8.8)	4,370.8
PIMCO VARIABLE INSURANCE TRUST – Admin
All Asset		83,615.3	3,079.6	(3,100.4)	83,594.5
Short–Term		40,768.9	17,183.4	(5,795.2)	52,157.1
PIMCO VARIABLE INSURANCE TRUST – Advisor
CommodityRealReturn Strategy		34,935.2	2,326.3	(1,639.6)	35,621.9
High Yield		27,838.3	1,049.6	(1,966.4)	26,921.5
Real Return		9,706.4	–	(19.5)	9,686.9
Total Return		423,480.8	7,311.4	(19,560.7)	411,231.5
T. ROWE PRICE EQUITY SERIES:
Blue Chip Growth II		9,170.4	7,187.7	(14,637.4)	1,720.7
VANECK VIP INSURANCE TRUST:
Emerging Market		12,463.5	5,325.2	(13,259.6)	4,529.1
Global Hard Assets		10,467.5	15,498.7	(6,196.7)	19,769.5
VANGUARD VARIABLE INSURANCE FUND:
Balanced		20,147.6	–	–	20,147.6
International		72,790.5	5,743.9	(3,987.8)	74,546.6
Total Bond Market Index		144,849.6	98,579.7	(121.7)	243,307.6
Total Stock Market Index		85,811.4	5,644.5	(8,228.6)	83,227.3
		1,810,410.4	2,456,291.2	(2,423,813.4)	1,842,888.2

* See Footnote 6 for details.

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

(5)	Unit Progression

The change in units outstanding for the year ended December 31, 2017 was as follows:

FUND DESCRIPTION	NOTES*	NUMBER OF UNITS BEGINNING OF YEAR	UNITS PURCHASED	UNITS REDEEMED	NUMBER OF UNITS END OF YEAR

ALPS INVESTORS VARIABLE INSURANCE TRUST:
Conservative ETF Asset Allocation II		49,216.8	—	(624.3)	48,592.5
Growth ETF Asset Allocation II		567,515.5	1,323.0	(50,031.5)	518,807.0
Income and Growth ETF Asset Allocation II		24,765.7	—	(3,864.4)	20,901.3
AMUNDI PIONEER VARIABLE CONTRACTS TRUST:
Equity Income VCT II	a	9,126.7	79.1	(3,662.4)	5,543.4
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index		27,942.2	241.3	(6,033.4)	22,150.1
DREYFUS STOCK INDEX FUND:		125,882.9	2,000.3	(22,403.4)	105,479.8
FIDELITY VARIABLE INSURANCE PRODUCTS – Service Class II
Strategic Income		11,252.5	11,258.3	(436.5)	22,074.3
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Templeton Global Bond II Fund		19,209.1	10,306.0	(731.9)	28,783.2
GUGGENHEIM VARIABLE INSURANCE FUNDS:
Multi–Hedge Strategies		21,554.0	13,718.1	(6,382.9)	28,889.2
Rydex Energy		3,012.5	3,895.2	(3,059.2)	3,848.5
INVESCO VARIABLE INSURANCE FUNDS:
Government Money Market I		4,859.6	1,082.5	(1,744.2)	4,197.9
JANUS HENDERSON VIT – Service	b
Balanced		20,718.2	—	—	20,718.2
LAZARD RETIREMENT SERIES:
Emerging Markets Equity		4,388.7	—	(9.1)	4,379.6
PIMCO VARIABLE INSURANCE TRUST – Admin
All Asset		40,474.2	43,381.7	(240.6)	83,615.3
Short–Term		40,925.1	430.6	(586.8)	40,768.9
PIMCO VARIABLE INSURANCE TRUST – Advisor
CommodityRealReturn Strategy		14,829.2	23,181.8	(3,075.8)	34,935.2
High Yield		30,027.7	3,851.5	(6,040.9)	27,838.3
Real Return		57,433.9	459.9	(48,187.4)	9,706.4
Total Return		538,184.4	8,555.8	(123,259.4)	423,480.8
T. ROWE PRICE EQUITY SERIES:
Blue Chip Growth II		8,015.3	1,697.4	(542.3)	9,170.4
VANECK VIP INSURANCE TRUST:
Emerging Markets		7,699.7	5,395.1	(631.3)	12,463.5
Global Hard Assets		10,467.5	—	—	10,467.5
VANGUARD VARIABLE INSURANCE FUND:
Balanced		20,147.6	—	—	20,147.6
International		38,427.7	36,089.9	(1,727.1)	72,790.5
Total Bond Market Index		123,834.3	21,116.0	(100.7)	144,849.6
Total Stock Market Index		45,181.6	46,752.2	(6,122.4)	85,811.4
		1,865,092.6	234,815.7	(289,497.9)	1,810,410.4

* See Footnote 6 for details.

20

PHL VARIABLE ACCUMULATION ACCOUNT II

Notes to Financial Statements – Continued

Years Ended December 31, 2018 and 2017

(6)	Detail Descriptions for Statement of Operations, Statement of Changes in Net Assets, and Unit Progression Footnote References

For the period ending December 31, 2018:

a)	Janus Henderson Global Allocation Moderate was merged into Janus Henderson Balanced effective April 26, 2018.

For the period ending December 31, 2017:

a)	Amundi Pioneer Variable Insurance Trust was formerly known as Pioneer Variable Insurance Trust prior to its name change effective July 3, 2017.
b)	Janus Henderson VIT Funds was formerly known as Janus Aspen Series prior to its name change effective June 5, 2017.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company and

Contract Owners of the PHL Variable Accumulation Account II:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the PHL Variable Accumulation Account II (the Separate Account) as of December 31, 2018, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 4 for each of the years or period in the two year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2018, the results of its operations, changes in its net assets, and the financial highlights for the two years then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended December 31, 2016, were audited by other independent registered public accountants whose report, dated April 26, 2017, expressed an unqualified opinion on those financial statements and those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts since 2015.

Hartford, Connecticut

April 26, 2019

Appendix

ALPS Variable Investment Trust

Morningstar ETF Asset Allocation: Conservative ETF Portfolio

Morningstar ETF Asset Allocation: Growth ETF Portfolio

Morningstar ETF Asset Allocation: Trust: Income and Growth ETF Portfolio

Amundi Pioneer Variable Contracts Trust

Equity Income Portfolio

Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio

Dreyfus Stock Index Fund – Service

Fidelity Variable Insurance Products - Service

Strategic Income Portfolio

Franklin Templeton Variable Insurance Products Trust

Templeton Global Bond II Fund

Guggenheim Variable Insurance Funds

Multi-Hedge Strategies Fund

Rydex Energy Fund

Invesco Variable Insurance Funds

Government Money Market Fund

Janus Henderson VIT Funds - Service

Balanced Portfolio

Lazard Retirement Series, Inc.

Emerging Markets Equity Portfolio

PIMCO Variable Insurance Trust - Administrative

All Asset Portfolio

Short-Term Portfolio

PIMCO Variable Insurance Trust - Advisor

CommodityRealReturn Strategy Portfolio

High Yield Portfolio

Real Return Portfolio

Total Return Portfolio

T. Rowe Price Equity Series, Inc.

Blue Chip Growth Portfolio II

VanEck VIP Trust

Emerging Markets Fund

Global Hard Assets Fund

Vanguard Variable Insurance Fund

Balanced Portfolio

International Portfolio

Total Bond Market Index Portfolio

Total Stock Market Index Portfolio

PHL Variable Accumulation Account II

SPONSOR

PHL Variable Insurance Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP